Personnel expenses and employee information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	28,223	24,727	22,192
Total employees (in FTEs)	32,016	28,073	24,900
Customer Support
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	7,485	6,429	5,953
Manufacturing and Supply Chain Management
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	8,237	7,680	5,933
Strategic Supply Management
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	707	346	326
General & Administrative
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,761	2,061	1,898
Sales and Mature Products and Services
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	766	744	624
Research & Development
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	12,060	10,813	10,166
Temporary FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,155	1,459	1,681
Payroll FTEs
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	29,861	26,614	23,219
Netherlands
Personnel Employed Per Sector [Line Items]
Average number of payroll employees employed (in FTEs)	14,222	12,812	11,376